Loans and Borrowings - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2022
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 599,642
Current portion	55,711	$ 45,893
Non-current portion	$ 551,403	556,296
Top of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	5 months
Senior Notes
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	49 months
Coupon rate	6.50%		6.50%
Principal to be repaid	$ 400,000
Carrying value, including accrued interest	$ 405,092	404,152
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	36 months
Principal to be repaid	$ 155,000
Senior Credit Facility | Bottom of range | SOFR
Disclosure of detailed information about borrowings [line items]
Coupon rate	2.00%
Senior Credit Facility | Top of range | SOFR
Disclosure of detailed information about borrowings [line items]
Coupon rate	4.25%
Copper Prepayment Facility
Disclosure of detailed information about borrowings [line items]
Coupon rate	8.66%
Principal to be repaid	$ 36,508
Carrying value, including accrued interest	39,087	46,530
Equipment Finance Loans USD
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 7,245
Equipment Finance Loans USD | Bottom of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	3 months
Coupon rate	6.16%
Equipment Finance Loans USD | Top of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	42 months
Coupon rate	8.35%
Equipment Finance Loans EUR
Disclosure of detailed information about borrowings [line items]
Coupon rate	5.25%
Principal to be repaid	$ 167
Equipment Finance Loans EUR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	2 months
Equipment Finance Loans EUR | Top of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	6 months
Equipment Finance Loans BRL
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 68
Equipment Finance Loans BRL | Bottom of range
Disclosure of detailed information about borrowings [line items]
Coupon rate	16.63%
Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	11 months
Principal to be repaid	$ 654
Bank Loan (MCSA) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.50%
Carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	$ 607,114	602,189
Current portion	55,711	45,893
Non-current portion	551,403	556,296
Carrying amount | Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	154,706	134,212
Carrying amount | Equipment Finance Loans USD
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	7,319	12,933
Carrying amount | Equipment Finance Loans EUR
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	168	544
Carrying amount | Equipment Finance Loans BRL
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	84	2,597
Carrying amount | Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	$ 658	$ 1,221